UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5079

John Hancock Tax-Exempt Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Michael J. Leary
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4490

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2010

Item 1. Schedule of Investments

John Hancock
MUTUAL FUNDS

John Hancock
New York Tax-Free Income Fund

Annual Report
5.31.10

Management’s discussion of

Fund performance

By MFC Global Investment Management (U.S.), LLC

Municipal bonds posted solid gains for the year ended May 31, 2010, as signs of economic recovery helped tax-exempt securities rebound from a steep decline in late 2008 and early 2009. Supply and demand factors also contributed to the municipal bond market’s advance — demand increased as the economic environment improved, while supply was curtailed by the federal Build America Bonds program. New York continued to face budget challenges. Despite the state’s move to raise income taxes on the wealthiest taxpayers, tax revenues have continued to fall short of projections. As a result, the state faces a projected $9 billion budget gap in the 2011 fiscal year. In an election year, neither painful spending cuts nor further tax increases are politically popular, but we expect New York to eventually pass a balanced 2011 budget.

For the year ended May 31, 2010, John Hancock New York Tax-Free Income Fund’s Class A shares posted a total return of 9.71% at net asset value. By comparison, Morningstar, Inc.’s muni New York long fund category produced an average return of 10.99%, while the Fund’s benchmark, the Barclays Capital Municipal Bond Index, returned 8.52%. The Fund’s underperformance of its Morningstar peer group average was driven in part by its focus on higher-quality municipal bonds, which underperformed lower-rated issues during the period. The Fund also had less interest-rate sensitivity than its peers, which weighed on performance as the municipal market rallied. The best performers in the Fund were bonds financing specific projects, including pollution control, industrial development and economic development. Health care bonds also contributed favorably to returns. We were cautious and selective about adding new securities in this sector, but the seasoned securities held in the Fund’s portfolio performed well despite state budget cutbacks and the uncertain impact of federal health care legislation.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a diversified fund. As a result, credit, market and other risks associated with the Fund’s investment strategies or techniques may be more pronounced for the Fund than for funds that are diversified.

The major risk factors in this Fund’s performance are interest rate and credit risk. When interest rates rise, bond prices usually fall. Generally, an increase in the Fund’s average maturity will make it more sensitive to interest-rate risk.

Investments focused on one sector may fluctuate more widely than investments across various sectors. Because the Fund may focus on particular sectors, its performance may depend on the performance of those sectors.

6	New York Tax-Free Income Fund | Annual report

A look at performance

For the period ended May 31, 2010

	Average annual returns (%)			Cumulative total returns (%)			SEC 30-day
	with maximum sales charge (POP)			with maximum sales charge (POP)			yield (%)

							as of
	1-year	5-year	10-year	1-year	5-year	10-year	5-31-10
Class A	4.75	2.77	4.82	4.75	14.64	60.08	3.82
Class B	4.03	2.66	4.71	4.03	14.04	58.47	3.32
Class C	8.04	3.01	4.57	8.04	15.99	56.41	3.33

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 1.13%, Class B — 1.83% and Class C — 1.83%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. Please note that a portion of the Fund’s income may be subject to taxes, and on some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

Annual report | New York Tax-Free Income Fund	7

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock New York Tax-Free Income Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Barclays Capital Municipal Bond Index.

	Period	Without	With maximum
	beginning	sales charge	sales charge	Index

Class B2	5-31-00	$15,847	$15,847	$17,817

Class C2	5-31-00	15,641	15,641	17,817

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of 5-31-10. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Barclays Capital Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

8	New York Tax-Free Income Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on December 1, 2009 with the same investment held until May 31, 2010.

	Account value	Ending value	Expenses paid during
	on 12-1-09	on 5-31-10	period ended 5-31-10[1]

Class A	$1,000.00	$1,039.30	$5.44

Class B	1,000.00	1,036.50	8.94

Class C	1,000.00	1,036.60	8.99

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | New York Tax-Free Income Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on December 1, 2009, with the same investment held until May 31, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 12-1-09	on 5-31-10	period ended 5-31-10[1]

Class A	$1,000.00	$1,019.60	$5.39

Class B	1,000.00	1,016.20	8.85

Class C	1,000.00	1,016.10	8.90

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.07%, 1.76% and 1.77% for Class A, Class B, and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

10	New York Tax-Free Income Fund | Annual report

Portfolio summary

Top 10 Holdings[1]

Metropolitan Transportation Authority, 11-15-34, 5.000%			4.5%

New York State Dormitory Authority, 5-15-19, 5.500%			3.6%

Puerto Rico Aqueduct & Sewer Authority, 7-1-11, 11.364%			3.5%

Oneida County Industrial Development Agency, 7-1-29, Zero			3.2%

New York City Industrial Development Agency, 3-1-15, 6.250%			3.1%

Triborough Bridge & Tunnel Authority, 1-1-21, 6.125%			3.0%

Long Island Power Authority, 4-1-39, 5.750%			2.6%

Puerto Rico Sales Tax Financing Authority, 8-1-32, Zero			2.5%

City of New York, 12-1-17, 5.250%			2.5%

New York Local Assistance Corp., 4-1-17, 5.500%			2.3%

Sector Composition[2,3]

General Obligation Bonds	3%	Power	4%

Revenue Bonds		Facilities	4%

Education	20%	Tobacco	3%

Water & Sewer	10%	Health Care Services	2%

Health Care	9%	Industrial Development	2%

Utilities	7%	Pollution	1%

Development	6%	Other Revenue	16%

Airport	5%	Short-Term Investments & Other	3%

Transportation	5%

Quality Composition[2,4]

AAA	12%	BB	8%

AA	36%	B	1%

A	19%	Not Rated	4%

BBB	17%	Short-Term Investments & Other	3%

1 As a percentage of net assets on 5-31-10. Excludes cash and cash equivalents.

2 As a percentage of net assets on 5-31-10.

3 Investments focused on one sector may fluctuate more widely than investments across various sectors. Because the Fund may focus on particular sectors, its performance may depend on the performance of those sectors.

4 Ratings are from Moody’s Investors Services, Inc. If not available, we have used S&P ratings. In the absence of ratings from these agencies, we have used Fitch, Inc ratings. “Not Rated” securities are those with no ratings available. They may have internal ratings similar to those shown. All are as of 5-31-10 and do not reflect subsequent downgrades.

Annual report | New York Tax-Free Income Fund	11

Fund’s investments

As of 5-31-10

		Maturity
	Rate	date	Par value	Value
Municipal Bonds 96.41%				$62,084,656

(Cost $58,483,590)

Guam 0.80%				515,125

Guam Government, Series A	5.750%	12-01-34	$500,000	515,125

New York 82.68%				53,243,825

Albany Parking Authority, Auto Parking
Revenue, Prerefunded to 7-15-11, Series A	5.625	07-15-25	385,000	411,680

Albany Parking Authority, Auto Parking
Revenue, Series A	5.625	07-15-25	365,000	371,008

Brooklyn Arena Local Development Corp.,
Barclays Center Project	6.375	07-15-43	1,000,000	1,025,570

Chautauqua Asset Securitization Corp.,
Tobacco Settlement	6.750	07-01-40	1,000,000	1,006,870

City of New York, Series B	5.250	12-01-17	1,500,000	1,585,590

City of New York, Series E-1	6.250	10-15-28	500,000	588,765

Herkimer County Industrial Development
Agency, Flots Adult Home, Series A	5.500	03-20-40	980,000	1,039,633

Long Island Power Authority, Electric, Power &
Light Revenues, Series A	6.000	05-01-33	1,000,000	1,136,780

Long Island Power Authority, Electric, Power &
Light Revenues, Series A	5.750	04-01-39	1,500,000	1,651,530

Metropolitan Transportation Authority, Transit
Revenue, Series A	5.250	11-15-28	1,000,000	1,095,750

Metropolitan Transportation Authority, Transit
Revenue, Series B	5.000	11-15-34	2,750,000	2,893,962

Monroe Newpower Corp., Electric, Power &
Light Revenues	5.100	01-01-16	1,000,000	1,009,480

Nassau County Industrial Development Agency,
North Shore Health Systems Project, Series A	6.250	11-01-21	275,000	281,482

New York City Industrial Development Agency,
Prerefunded to 11-1-10, Polytechnic
University Project	6.125	11-01-30	1,000,000	1,034,710

New York City Industrial Development Agency,
Polytechnic University Project (D)	5.250	11-01-27	1,000,000	945,380

New York City Industrial Development Agency,
Brooklyn Navy Yard Cogeneration Partners AMT	5.650	10-01-28	1,000,000	787,890

New York City Industrial Development Agency,
Terminal One Group Association Project AMT (P)	5.500	01-01-21	1,000,000	1,034,420

New York City Industrial Development Agency,
7 World Trade Center, Series A	6.250	03-01-15	2,000,000	2,016,380

See notes to financial statements

12	New York Tax-Free Income Fund | Annual report

		Maturity
	Rate	date	Par value	Value
New York (continued)

New York City Industrial Development Agency,
Lycee Francais De NY Project, Series A (D)	5.375%	06-01-23	$1,000,000	$1,024,770

New York City Industrial Development Agency,
Airis JFK I LLC Project, Series A AMT	5.500	07-01-28	1,000,000	883,020

New York City Municipal Water Finance
Authority, Water Revenue, Series A	5.750	06-15-40	1,000,000	1,134,090

New York City Municipal Water Finance
Authority, Water Revenue, Series B	6.000	06-15-33	460,000	465,828

New York City Municipal Water Finance
Authority, Water Revenue, Series D	Zero	06-15-20	2,000,000	1,395,680

New York City Municipal Water Finance
Authority, Water Revenue, Series FF-2	5.000	06-15-40	1,000,000	1,056,590

New York City Municipal Water Finance
Authority, Water Revenue, Series GG-1	5.000	06-15-39	1,000,000	1,057,360

New York City Transitional Finance Authority,
Income Tax Revenue, Series A
(Zero Coupon Steps up to 14.000% on 11-1-11)	Zero	11-01-29	1,000,000	985,190

New York City Transitional Finance Authority,
Government Fund/Grant Revenue, Series S-4	5.500	01-15-39	1,000,000	1,087,960

New York Local Assistance Corp., Sales Tax
Revenue, Series C	5.500	04-01-17	1,225,000	1,450,829

New York State Dormitory Authority, Orange
Regional Medical Center	6.125	12-01-29	750,000	749,573

New York State Dormitory Authority, North
Shore Long Island Jewish Group, Prerefunded
to 5-1-13	5.375	05-01-23	1,000,000	1,127,250

New York State Dormitory Authority, Mount
Sinai School of Medicine	5.125	07-01-39	1,000,000	1,005,370

New York State Dormitory Authority, State
University Dormitory Facilities, Prerefunded to
7-1-10, Series A	6.000	07-01-30	1,000,000	1,015,230

New York State Dormitory Authority, State
University Education Facilities, Series A	5.500	05-15-19	2,000,000	2,297,200

New York State Dormitory Authority, State
University Education Facilities, Series A (D)	5.250	05-15-15	1,000,000	1,099,340

New York State Dormitory Authority, City
University, Prerefunded to 7-1-11, Series A	5.250	07-01-31	130,000	136,757

New York State Dormitory Authority, University of
Rochester, Prerefunded to 7-1-10, Series A (Zero
Coupon Steps up to 6.050% on 7-1-10) (D)	Zero	07-01-25	1,000,000	1,009,560

New York State Dormitory Authority, Miriam
Osborn Memorial Home Association, Series B (D)	6.875	07-01-25	750,000	765,315

New York State Dormitory Authority,
Prerefunded to 8-15-10, Series B	Zero	08-15-40	3,000,000	439,860

New York State Environmental Facilities Corp.,
Water Revenue, Series A	5.000	06-15-34	1,000,000	1,062,000

New York State Environmental Facilities Corp.,
Sewer Revenue, Series E	6.875	06-15-10	10,000	10,031

Oneida County Industrial Development Agency,
Hamilton College Project, Series A (D)	Zero	07-01-29	5,330,000	2,084,670

Onondaga County Industrial Development
Agency AMT	6.125	01-01-32	1,000,000	918,800

See notes to financial statements

Annual report | New York Tax-Free Income Fund	13

		Maturity
	Rate	date	Par value	Value
New York (continued)

Orange County Industrial Development
Agency, Arden Hill Care Center, Series C	7.000%	08-01-31	$500,000	$454,955

Port Authority of New York & New Jersey,
5th Installment Special Project, AMT	6.750	10-01-19	1,500,000	1,402,500

Suffolk County Industrial Development Agency,
Huntington Hospital Project, Series B	6.000	11-01-22	1,000,000	1,024,130

Triborough Bridge & Tunnel Authority, Highway
Revenue Tolls, Escrowed to Maturity, Series Y	6.125	01-01-21	1,500,000	1,905,405

Tsasc, Inc., Tobacco Settlement, Prerefunded to
7-15-12, Series 1	5.500	07-15-24	700,000	756,581

Upper Mohawk Valley Regional Water Finance
Authority, Water Revenue (D)	Zero	04-01-22	2,230,000	1,331,132

Westchester County Healthcare Corp., Senior
Lien, Series A	6.000	11-01-30	1,150,000	1,149,919

Yonkers Industrial Development Agency,
Yonkers, Inc., Prerefunded to 2-1-11, Series A	6.625	02-01-26	1,000,000	1,040,050

Puerto Rico 9.56%				6,156,300

Puerto Rico Aqueduct & Sewer Authority,
Water Revenue (D)(P)	11.364	07-01-11	2,000,000	2,245,120

Puerto Rico Public Building Authority, Lease
Revenue, Series A (D)	6.250	07-01-12	1,110,000	1,199,954

Puerto Rico Public Finance Corp., Prerefunded
to 2-1-12, Series E	5.500	08-01-29	1,005,000	1,084,586

Puerto Rico Sales Tax Financing Authority, Sales
Tax Revenue, Series A (Zero Coupon Steps up
to 6.750% on 8-1-16)	Zero	08-01-32	2,000,000	1,626,640

Virgin Islands 3.37%				2,169,406

Virgin Islands Public Finance Authority, Series A	6.750	10-01-37	1,000,000	1,113,460

Virgin Islands Public Finance Authority, Sales
Tax Revenue, Prerefunded to 10-1-10, Series A	6.500	10-01-24	535,000	551,146

Virgin Islands Public Finance Authority, Series A1-1	5.000	10-01-29	500,000	504,800

			Par value	Value
Short-Term Investments 2.31%				$1,486,000

(Cost $1,486,000)

Repurchase Agreement 2.31%				1,486,000

Repurchase Agreement with State Street Corp.
dated 5-28-10 0.010% to be repurchased
at $1,486,002 on 6-1-10, collateralized
by $1,520,000 Federal Home Loan Bank,
1.375% due 5-14-12 (valued at $1,520,000).			$1,486,000	1,486,000

Total investments (Cost $59,969,590)† 98.72%				$63,570,656

Other assets and liabilities, net 1.28%				$821,417

Total net assets 100.00%				$64,392,073

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

See notes to financial statements

14	New York Tax-Free Income Fund | Annual report

Notes to Schedule of Investments

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

(D) Bond is insured by one of these companies:

Insurance coverage	As a % of total investments

ACA Financial Guaranty Corp.	4.30%
Ambac Financial Group, Inc.	3.98%
National Public Finance Guarantee Corp.	10.13%

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

† At 5-31-10, the aggregate cost of investment securities for federal income tax purposes was $59,871,518. Net unrealized appreciation aggregated $3,699,138, of which $4,280,261 related to appreciated investment securities and $581,123 related to depreciated investment securities.

The portfolio had the following sector composition as a percentage of total net assets on 5-31-10:

General Obligation Bonds	3%
Revenue Bonds
Education	20%
Water & Sewer	10%
Health Care	9%
Utilities	7%
Development	6%
Airport	5%
Transportation	5%
Power	4%
Facilities	4%
Tobacco	3%
Health Care Services	2%
Industrial Development	2%
Pollution	1%
Other Revenue	16%
Short-Term Investments and Other	3%

See notes to financial statements

Annual report | New York Tax-Free Income Fund	15

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 5-31-10

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $59,969,590)	$63,570,656
Cash	197
Receivable for fund shares sold	84,592
Interest receivable	868,900
Other receivables and prepaid assets	7,770

Total assets	64,532,115

Liabilities

Payable for fund shares repurchased	24,804
Distributions payable	63,913
Payable to affiliates
Accounting and legal services fees	835
Transfer agent fees	22
Distribution and service fees	6,478
Trustees’ fees	2,895
Other liabilities and accrued expenses	41,095

Total liabilities	140,042

Net assets

Capital paid-in	$61,088,981
Undistributed net investment income	19,939
Accumulated net realized loss on investments	(317,913)
Net unrealized appreciation (depreciation) on investments	3,601,066

Net assets	$64,392,073

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($53,778,328 ÷ 4,406,459 shares)	$12.20
Class B ($2,972,762 ÷ 243,550 shares)[1]	$12.21
Class C ($7,640,983 ÷ 626,000 shares)[1]	$12.21

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$12.77

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements

16	New York Tax-Free Income Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 5-31-10

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$3,335,700

Expenses

Investment management fees (Note 4)	311,457
Distribution and service fees (Note 4)	260,059
Accounting and legal services fees (Note 4)	12,056
Transfer agent fees (Note 4)	46,443
Trustees’ fees (Note 4)	3,829
State registration fees	3,304
Printing and postage fees	6,896
Professional fees	66,816
Custodian fees	14,834
Registration and filing fees	16,725
Other	15,803

Total expenses	758,222
Less expense reductions (Note 4)	(1,185)

Net expenses	757,037

Net investment income	2,578,663

Realized and unrealized gain

Net realized gain on investments	90,793
Change in net unrealized appreciation (depreciation) of investments	3,013,989

Net realized and unrealized gain	3,104,782

Increase in net assets from operations	$5,683,445

See notes to financial statements

Annual report | New York Tax-Free Income Fund	17

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last three periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period	Year
	ended	ended	ended
	5-31-10	5-31-09[1]	8-31-08
Increase (decrease) in net assets

From operations
Net investment income	$2,578,663	$1,745,859	$2,224,738
Net realized gain (loss)	90,793	148,292	(43,829)
Change in net unrealized appreciation (depreciation)	3,013,989	(1,746,498)	(277,248)

Increase in net assets resulting from operations	5,683,445	147,653	1,903,661

Distributions to shareholders
From net investment income
Class A	(2,189,305)	(1,423,219)	(1,769,992)
Class B	(135,730)	(182,377)	(324,308)
Class C	(235,815)	(121,788)	(110,644)

Total distributions	(2,560,850)	(1,727,384)	(2,204,944)

From Fund share transactions (Note 5)	3,759,354	4,184,575	725,279

Total increase	6,881,949	2,604,844	423,996

Net assets

Beginning of year	57,510,124	54,905,280	54,481,284

End of year	$64,392,073	$57,510,124	$54,905,280

Undistributed net investment income	$19,939	$13,814	$19,069

1 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.

See notes to financial statements

18	New York Tax-Free Income Fund | Annual report

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	5-31-10	5-31-09[1]	8-31-08	8-31-07	8-31-06	8-31-05
Per share operating performance

Net asset value, beginning of year	$11.60	$11.96	$12.03	$12.40	$12.61	$12.46
Net investment income[2]	0.51	0.38	0.51	0.52	0.52	0.52
Net realized and unrealized gain (loss)
on investments	0.60	(0.36)	(0.07)	(0.37)	(0.21)	0.15
Total from investment operations	1.11	0.02	0.44	0.15	0.31	0.67
Less distributions
From net investment income	(0.51)	(0.38)	(0.51)	(0.52)	(0.52)	(0.52)
Net asset value, end of year	$12.20	$11.60	$11.96	$12.03	$12.40	$12.61
Total return (%)[3]	9.71[5]	0.28[4]	3.73[5]	1.18[5]	2.54[5]	5.50

Ratios and supplemental data

Net assets, end of year (in millions)	$54	$46	$44	$40	$43	$44
Ratios (as a percentage of average net assets):
Expenses before reductions	1.10	1.19[6,7]	1.04	1.03	1.03	1.06
Expenses net of fee waivers	1.10	1.19[6,7]	1.04	1.03	1.03	1.06
Net investment income	4.27	4.50[6]	4.28	4.22	4.20	4.18
Portfolio turnover (%)	7	22	25	17	32	25

1 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.

2 Based on the average daily shares outstanding.

3 Assumes dividend reinvestment (if applicable).

4 Not annualized.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Annualized.

7 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.

See notes to financial statements

Annual report | New York Tax-Free Income Fund	19

CLASS B SHARES Period ended	5-31-10	5-31-09[1]	8-31-08	8-31-07	8-31-06	8-31-05
Per share operating performance

Net asset value, beginning of year	$11.60	$11.96	$12.03	$12.40	$12.61	$12.46
Net investment income[2]	0.42	0.32	0.43	0.43	0.43	0.43
Net realized and unrealized gain (loss)
on investments	0.61	(0.36)	(0.07)	(0.37)	(0.21)	0.15
Total from investment operations	1.03	(0.04)	0.36	0.06	0.22	0.58
Less distributions
From net investment income	(0.42)	(0.32)	(0.43)	(0.43)	(0.43)	(0.43)
Net asset value, end of year	$12.21	$11.60	$11.96	$12.03	$12.40	$12.61
Total return (%)[3]	9.03[5]	(0.24)[4]	3.01[5]	0.48[5]	1.83[5]	4.77

Ratios and supplemental data

Net assets, end of year (in millions)	$3	$6	$8	$11	$14	$17
Ratios (as a percentage of average net assets):
Expenses before reductions	1.80	1.89[6,7]	1.74	1.73	1.73	1.76
Expenses net of fee waivers	1.80	1.89[6,7]	1.74	1.73	1.73	1.76
Net investment income	3.57	3.80[6]	3.57	3.52	3.50	3.48
Portfolio turnover (%)	7	22	25	17	32	25

1 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.

2 Based on the average daily shares outstanding.

3 Assumes dividend reinvestment (if applicable).

4 Not annualized.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Annualized.

7 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.

CLASS C SHARES Period ended	5-31-10	5-31-09[1]	8-31-08	8-31-07	8-31-06	8-31-05
Per share operating performance

Net asset value, beginning of year	$11.60	$11.96	$12.03	$12.40	$12.61	$12.46
Net investment income[2]	0.43	0.32	0.43	0.43	0.43	0.43
Net realized and unrealized gain (loss)
on investments	0.60	(0.36)	(0.07)	(0.37)	(0.21)	0.15
Total from investment operations	1.03	(0.04)	0.36	0.06	0.22	0.58
Less distributions
From net investment income	(0.42)	(0.32)	(0.43)	(0.43)	(0.43)	(0.43)
Net asset value, end of year	$12.21	$11.60	$11.96	$12.03	$12.40	$12.61
Total return (%)[3]	9.04[5]	(0.24)[4]	3.01[5]	0.48[5]	1.83[5]	4.77

Ratios and supplemental data

Net assets, end of year (in millions)	$8	$6	$3	$4	$3	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.80	1.89[6,7]	1.74	1.73	1.73	1.76
Expenses net of fee waivers	1.80	1.89[6,7]	1.74	1.73	1.73	1.76
Net investment income	3.56	3.79[6]	3.57	3.51	3.50	3.48
Portfolio turnover (%)	7	22	25	17	32	25

1 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.

2 Based on the average daily shares outstanding.

3 Assumes dividend reinvestment (if applicable).

4 Not annualized.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Annualized.

7 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.

See notes to financial statements

20	New York Tax-Free Income Fund | Annual report

Notes to financial statements

Note 1 — Organization

John Hancock New York Tax-Free Income Fund (the Fund) is a non-diversified series of John Hancock Tax-Exempt Series Fund (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek a high level of current income, consistent with preservation of capital, that is exempt from federal, New York State and New York City personal income taxes.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2010, all investments are categorized as Level 2 under the hierarchy described above. During the year ended May 31, 2010, there were no significant transfers in or out of Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Annual report | New York Tax-Free Income Fund	21

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with the custodian which enables them to participate in a $100 million unsecured committed line of credit. Prior to March 31, 2010, the amount of the line of credit was $150 million. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis based on their relative average net assets. For the year ended May 31, 2010, the Fund had no significant borrowings under the line of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the Fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $415,985 available to offset future net realized capital gains. As of May 31, 2010, the loss carryforward expires as follows: May 31, 2011 — $414,533 and May 31, 2012 — $1,452.

As of May 31, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

22	New York Tax-Free Income Fund | Annual report

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually. The tax character of distributions for the year ended May 31, 2010, the nine month period ended May 31, 2009 and for the year ended August 31, 2008 were as follows:

	MAY 31, 2010	MAY 31, 2009	AUGUST 31, 2008

Ordinary Income	$138	$283	$3,533

Exempt Interest	$2,560,712	$1,727,101	$2,201,411

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class. As of May 31, 2010, the components of distributable earnings on a tax basis included $85,920 of undistributed exempt interest.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Permanent book-tax differences are primarily attributable to amortization and accretion on debt securities.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.50% of the first $250,000,000 of the Fund’s average daily net asset value, (b) 0.45% of the next $250,000,000, (c) 0.425% of the next $500,000,000, (d) 0.40% of the next $250,000,000 and (e) 0.30% of the Fund’s average daily net asset value in excess of $1,250,000,000. Prior to July 1, 2009, the Fund paid this fee monthly. The Adviser has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, an indirect owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the year ended May 31, 2010 were equivalent to an annual effective rate of 0.50% of the Fund’s average daily net assets.

The Adviser has voluntarily waived certain expenses. Accordingly, these expense reductions amounted to $136, $10 and $17 for Class A, Class B and Class C shares, respectively, for the year ended May 31, 2010.

Annual report | New York Tax-Free Income Fund	23

Accounting and legal services. Pursuant to the Service Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the year ended May 31, 2010, amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under this arrangement, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

Class	12b-1 Fee

Class A	0.30%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $141,349 for the year ended May 31, 2010. Of this amount, $18,090 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $122,247 was paid as sales commissions to broker-dealers and $1,012 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2010, CDSCs received by the Distributor amounted to $5,560 and $1,848 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.01% for all classes, based on each class’s average daily net assets.

• The Fund pays a monthly fee based on an annual rate of $17.50 per shareholder account for all classes.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

Effective July 1, 2010, the transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost). The Signature Services Cost is comprised of a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for services provided to their clients who invest in one or more John Hancock funds. Signature Services Cost is calculated monthly and

24	New York Tax-Free Income Fund | Annual report

allocated to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, Signature Services Cost is allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Certain investor accounts that maintain small balances are charged an annual small accounts fee by Signature Services. The amounts related to these fees are credited by Signature Services to the Fund. For the year ended May 31, 2010, these fees amounted to $843, $71 and $108 for Class A, Class B and Class C shares, respectively.

Class level expenses for the year ended May 31, 2010 were:

	Distribution and	Transfer
Class	service fees	agent fees

Class A	$154,862	$38,622
Class B	$38,445	$2,925
Class C	$66,752	$4,896
Total	$260,059	$46,443

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included in the accompanying Statement of Assets and Liabilities.

Note 5 — Fund share transactions

Transactions in Fund shares for the year ended May 31, 2010, for the nine-month period ended May 31, 2009 and for the year ended August 31, 2008 were as follows:

	Year ended 5-31-10		Period ended 5-31-09[1]		Year ended 8-31-08
	Shares	Amount	Shares	Amount	Shares	Amount
Class A shares

Sold	884,951	$10,513,550	715,444	$8,108,374	725,645	$8,752,039
Distributions reinvested	130,995	1,569,696	90,159	1,023,152	108,990	1,307,779
Repurchased	(592,810)	(7,108,543)	(507,223)	(5,717,393)	(504,091)	(6,058,408)

Net increase	423,136	$4,974,703	298,380	$3,414,133	330,544	$4,001,410

Class B shares

Sold	28,266	$339,500	73,092	$828,902	15,748	$188,942
Distributions reinvested	7,807	93,215	10,581	120,015	19,419	233,281
Repurchased	(287,991)	(3,404,798)	(242,417)	(2,734,169)	(257,670)	(3,113,523)

Net decrease	(251,918)	($2,972,083)	(158,744)	($1,785,252)	(222,503)	($2,691,300)

Class C shares

Sold	247,379	$2,951,876	272,750	$3,067,557	110,434	$1,329,149
Distributions reinvested	10,249	123,073	4,523	50,869	3,752	45,036
Repurchased	(110,153)	(1,318,215)	(49,379)	(562,732)	(162,304)	(1,959,016)

Net increase (decrease)	147,475	$1,756,734	227,894	$2,555,694	(48,118)	($584,831)

Net increase	318,693	$3,759,354	367,530	$4,184,575	59,923	$725,279

1 For the nine-month period ended May 31, 2009. The Fund changed its fiscal year end from August 31 to May 31.

Annual report | New York Tax-Free Income Fund	25

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $9,373,180 and $6,583,550, respectively for the year ended May 31, 2010. These amounts include purchases and sales of variable rate demand notes, which amounted to $2,085,000 and $2,485,000, respectively. Other short-term securities are excluded from these amounts.

26	New York Tax-Free Income Fund | Annual report

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Tax-Exempt Series Fund and Shareholders of
John Hancock New York Tax-Free Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock New York Tax-Free Income Fund (the “Fund”) at May 31, 2010, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2010 by correspondence with the custodian, provide a reasonable basis for our opinion. The Financial Highlights for the period ended on August 31, 2005 was audited by other auditors whose report expressed an unqualified opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 16, 2010

Annual report | New York Tax-Free Income Fund	27

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable period ended May 31, 2010.

The Fund designates 99.99% of dividends from net investment income as exempt-interest dividends. The percentage of dividends subject to the alternative minimum tax is 9.67%.

For specific information on exception provisions in your state, consult your local state tax office or your tax adviser. Shareholders will be mailed a 2010 U.S. Treasury Department Form 1099-DIV in January 2011. This will reflect the total of all distributions that are taxable for calendar year 2010.

28	New York Tax-Free Income Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Patti McGill Peterson, Born: 1943	2006	47

Chairperson (since December 2008); Principal, PMP Globalinc (consulting) (since 2007); Senior
Associate, Institute for Higher Education Policy (since 2007); Executive Director, CIES (international education agency) (until 2007); Vice President, Institute of International Education (until 2007); Senior
Fellow, Cornell University Institute of Public Affairs, Cornell University (1997–1998); Former President
Wells College, St. Lawrence University and the Association of Colleges and Universities of the State
of New York. Director of the following: Niagara Mohawk Power Corporation (until 2003); Security
Mutual Life (insurance) (until 1997); ONBANK (until 1993). Trustee of the following: Board of Visitors,
The University of Wisconsin, Madison (since 2007); Ford Foundation, International Fellowships Program
(until 2007); UNCF, International Development Partnerships (until 2005); Roth Endowment (since 2002);
Council for International Educational Exchange (since 2003).

James F. Carlin, Born: 1940	2006	47

Chief Executive Officer, Director and Treasurer, Alpha Analytical Laboratories (environmental, chemical and pharmaceutical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin
Insurance Agency, Inc. (since 1995); Chairman and Chief Executive Officer, Carlin Consolidated, Inc.
(management/investments) (since 1987).

William H. Cunningham, Born: 1944	2006	47

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009); Lincoln National Corporation (insurance) (Chairman since 2009 and Director since 2006);
Resolute Energy Corporation (since 2009); Nanomedical Systems, Inc. (biotechnology company)
(Chairman since 2008); Yorktown Technologies, LP (tropical fish) (Chairman since 2007); Greater Austin
Crime Commission (since 2001); Southwest Airlines (since 2000); former Director of the following:
Introgen (manufacturer of biopharmaceuticals) (until 2008); Hicks Acquisition Company I, Inc. (until
2007); Jefferson-Pilot Corporation (diversified life insurance company) (until 2006); and former Advisory
Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Deborah C. Jackson,[2] Born: 1952	2008	47

Chief Executive Officer, American Red Cross of Massachusetts Bay (since 2002); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation
(since 2001); Board of Directors of American Student Association Corp. (since 1996); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (since 2007).

Annual report | New York Tax-Free Income Fund	29

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Charles L. Ladner, Born: 1938	2006	47

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (since 2008); Director, Philadelphia
Archdiocesan Educational Fund (since 2009); Senior Vice President and Chief Financial Officer, UGI
Corporation (public utility holding company) (retired 1998); Vice President and Director for AmeriGas,
Inc. (retired 1998); Director of AmeriGas Partners, L.P. (gas distribution) (until 1997); Director,
EnergyNorth, Inc. (until 1995); Director, Parks and History Association (Cooperating Association,
National Park Service) (until 2005).

Stanley Martin,[2] Born: 1947	2008	47

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation & Republic National Bank of New York (1998–2000);
Partner, KPMG LLP (1971–1998).

Dr. John A. Moore, Born: 1939	2006	47

President and Chief Executive Officer, Institute for Evaluating Health Risks, (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former
Assistant Administrator & Deputy Administrator, Environmental Protection Agency; Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Steven R. Pruchansky,[2] Born: 1944	2006	47

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (since 2008); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Gregory A. Russo, Born: 1949	2008	47

Vice Chairman, Risk & Regulatory Matters, KPMG LLP (“KPMG”) (2002–2006); Vice Chairman, Industrial
Markets, KPMG (1998–2002).

Non-Independent Trustees[3]

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

James R. Boyle, Born: 1959	2005	244

Senior Executive Vice President, U.S. Division, Manulife Financial Corporation (since 2009), Executive
Vice President (1999–2009); President, John Hancock Financial Services; Chairman and Director,
John Hancock Advisers, LLC and John Hancock Funds, LLC (2005–2010) and Chairman and Director,
John Hancock Investment Management Services, LLC (2006–2010); Trustee of John Hancock Trust
(since 2005), John Hancock Funds II (since 2005), and the John Hancock retail funds (since 2005).

30	New York Tax-Free Income Fund | Annual report

Non-Independent Trustees[3] (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

John G. Vrysen, Born: 1955	2009	47

Senior Vice President, Strategic Initiatives, Manulife Financial Corporation (since 2006), Vice
President (until 2006), Manulife Financial Corporation; Director, Executive Vice President and Chief
Operating Officer, John Hancock Advisers, LLC, John Hancock Investment Management Services,
LLC and John Hancock Funds, LLC (since 2005, including other positions); Chief Operating Officer,
John Hancock Funds II and John Hancock Trust (since 2007); Chief Operating Officer, John Hancock retail funds (2007–2009)

Principal officers who are not Trustees

Name, Year of Birth		Officer
Position(s) held with Fund		of the
Principal occupation(s) and other		Trust
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC and John Hancock Funds, LLC (since 2005); Director,
MFC Global Investment Management (U.S.), LLC (since 2005); Director, John Hancock Investment
Management Services, LLC (since 2006); Director, Chairman and President and Chief Executive Officer,
John Hancock retail funds (since 2005); President, NM Capital Management, Inc. (since 2005); Member and former Chairman, Investment Company Institute Sales Force Marketing Committee (since 2003).

Andrew G. Arnott, Born: 1971		2009

Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005, including prior positions); Executive Vice President,
John Hancock Investment Management Services, LLC (since 2006, including prior positions); Executive
Vice President, John Hancock Funds, LLC (since 2004, including prior positions); Chief Operating Officer,
John Hancock retail funds (since 2009) and Vice President (2007–2009); Vice President, John Hancock
Funds II and John Hancock Trust (since 2006); Senior Vice President, Product Management and
Development for John Hancock Funds, LLC (2005–2009); Vice President and Director, Marketing and
Product Management, John Hancock Funds, LLC (1998–2005).

Thomas M. Kinzler, Born: 1955		2006

Secretary and Chief Legal Officer
Secretary and Chief Legal Officer, John Hancock retail funds, John Hancock Funds II, and
John Hancock Trust (since 2006); Secretary and Chief Legal Counsel, John Hancock Advisers, LLC,
John Hancock Investment Management Services, LLC and John Hancock Funds, LLC (since 2007, including prior positions); Vice President and Associate General Counsel, Massachusetts Mutual Life
Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML Series Investment Fund
(2000–2006); Secretary and Chief Legal Counsel, MassMutual Select Funds and MassMutual Premier
Funds (2004–2006).

Annual report | New York Tax-Free Income Fund	31

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Chief Compliance Officer (since 2008), Vice President and Chief Compliance Officer (2005–2008),
John Hancock retail funds, John Hancock Funds II, and John Hancock Trust; Chief Compliance Officer,
John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008);
Vice President and Chief Compliance Officer, John Hancock Advisers, LLC, John Hancock Investment
Management Services, LLC and MFC Global Investment Management (U.S.), LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management
Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds, John Hancock Funds II and
John Hancock Trust (since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (2005–2007); Vice President, Goldman Sachs (2005–2007); Managing Director
and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005).

Michael J. Leary, Born: 1965	2007

Treasurer
Treasurer for John Hancock retail funds, John Hancock Funds II and John Hancock Trust (since 2009);
Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC
(since 2007); Assistant Treasurer, John Hancock retail funds, John Hancock Funds II and John Hancock
Trust (2007–2009); Vice President and Director of Fund Administration, JP Morgan (2004–2007).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291 or by visiting our Web site www.jhfunds.com.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Non-Independent Trustees hold positions with the Fund’s investment adviser, underwriter and certain other affiliates.

32	New York Tax-Free Income Fund | Annual report

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Advisers, LLC
James R. Boyle†
James F. Carlin	Subadviser
William H. Cunningham	MFC Global Investment
Deborah C. Jackson*	Management (U.S.), LLC
Charles L. Ladner
Stanley Martin*	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky*
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott	K&L Gates LLP
Chief Operating Officer
Independent registered
Thomas M. Kinzler	public accounting firm
Secretary and Chief Legal Officer	PricewaterhouseCoopers LLP

Francis V. Knox, Jr.	The report is certified under the Sarbanes-Oxley
Chief Compliance Officer	Act, which requires mutual funds and other public
companies to affirm that, to the best of their
Charles A. Rizzo	knowledge, the information in their financial reports
Chief Financial Officer	is fairly and accurately stated in all material respects.

Michael J. Leary
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Annual report | New York Tax-Free Income Fund	33

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock New York Tax-Free Income Fund.	7600A 5/10
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	7/10

Management’s discussion of
Fund performance

By MFC Global Investment Management (U.S.), LLC

Municipal bonds posted solid gains for the year ended May 31, 2010, as signs of economic recovery helped tax-exempt securities rebound from a steep decline in late 2008 and early 2009. Supply and demand factors also contributed to the municipal bond market’s advance — demand increased as the economic environment improved, while supply was curtailed by the federal Build America Bonds program. The state of Massachusetts overcame budgetary challenges thanks to reduced spending and higher sales taxes. The state will still need additional spending cuts to offset declines in federal stimulus spending and will likely further reduce reserve funds to balance its budget for the upcoming fiscal year. Nonetheless, Massachusetts appears to have managed its budget well and is in relatively solid fiscal shape compared with many other states.

For the year ended May 31, 2010, John Hancock Massachusetts Tax-Free Income Fund’s Class A shares posted a total return of 8.04% at net asset value. By comparison, Morningstar, Inc.’s muni Massachusetts fund category produced an average return of 9.22%, while the Barclays Capital Municipal Bond Index, the Fund’s benchmark, returned 8.52%. The Fund’s underperformance of the broad municipal bond index and its Morningstar peer group average was driven in part by its focus on higher-quality municipal bonds, which underperformed lower-rated issues during the period. We took steps to increase the Fund’s interest-rate sensitivity in the last half of the period, which proved beneficial as the municipal market rallied.

The best performers in the Fund were generally lower-rated securities, particularly in the health care sector. Although we remained cautious and selective about adding new securities in this sector, seasoned bonds in the Fund provided solid returns despite uncertainty about the impact of federal health care legislation. Sales tax bonds also fared well as several new sales tax issues entered the market and were well received.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a diversified fund. As a result, credit, market and other risks associated with the Fund’s investment strategies or techniques may be more pronounced for the Fund than for funds that are diversified.

The major risk factors in this Fund’s performance are interest rate and credit risk. When interest rates rise, bond prices usually fall. Generally, an increase in the Fund’s average maturity will make it more sensitive to interest-rate risk.

Investments focused on one sector may fluctuate more widely than investments across multiple sectors. Because the Fund may focus on particular sectors, its performance may depend on the performance of those sectors.

6	Massachusetts Tax-Free Income Fund | Annual report

A look at performance

For the period ended May 31, 2010

	Average annual returns (%)			Cumulative total returns (%)			SEC 30-day
	with maximum sales charge (POP)			with maximum sales charge (POP)			yield (%)

							as of
	1-year	5-year	10-year	1-year	5-year	10-year	5-31-10
Class A	3.18	2.87	5.05	3.18	15.21	63.65	3.77
Class B	2.37	2.75	4.94	2.37	14.50	61.98	3.24
Class C	6.29	3.09	4.80	6.29	16.46	59.74	3.25

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 1.04%, Class B — 1.74% and Class C — 1.74%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. Please note that a portion of the Fund’s income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

Annual report | Massachusetts Tax-Free Income Fund	7

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Massachusetts Tax-Free Income Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Barclays Capital Municipal Bond Index.

	Period	Without	With maximum
	beginning	sales charge	sales charge	Index

Class B2	5-31-00	$16,198	$16,198	$17,817

Class C2	5-31-00	15,974	15,974	17,817

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of 5-31-10. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Barclays Capital Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

8	Massachusetts Tax-Free Income Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on December 1, 2009 with the same investment held until May 31, 2010.

	Account value	Ending value	Expenses paid during period
	on 12-1-09	on 5-31-10	ended 5-31-10[1]

Class A	$1,000.00	$1,033.90	$4.97

Class B	1,000.00	1,030.30	8.55

Class C	1,000.00	1,030.30	8.50

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Massachusetts Tax-Free Income Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on December 1, 2009, with the same investment held until May 31, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 12-1-09	on 5-31-10	ended 5-31-10[1]

Class A	$1,000.00	$1,020.00	$4.94

Class B	1,000.00	1,016.50	8.50

Class C	1,000.00	1,016.60	8.45

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.98%, 1.69% and 1.68% for Class A, Class B, and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

10	Massachusetts Tax-Free Income Fund | Annual report

Portfolio summary

Top 10 Holdings[1]

Massachusetts State Turnpike Authority, 1-1-23, 5.125%	3.4%

Boston Housing Authority, 4-1-27, 5.000%	2.7%

Holyoke Gas & Electric Department, 12-1-31, 5.000%	2.6%

Route 3 North Transit Improvement Associates, 6-15-29, 5.375%	2.4%

Massachusetts Water Resources Authority, 8-1-29, 5.250%	2.2%

Massachusetts Bay Transportation Authority, 7-1-33, 5.250%	2.2%

Massachusetts Industrial Finance Agency, 12-1-20, 6.750%	2.1%

Puerto Rico Sales Tax Financing Authority, 8-1-32, Zero	1.9%

Commonwealth of Massachusetts, 12-1-24, 5.500%	1.9%

Massachusetts Health & Educational Facilities Authority, 12-15-31, 9.200%	1.9%

Sector Composition[2,3]

General Obligation Bonds	8%	Housing	10%

Revenue Bonds		Utilities	6%

Education	15%	Pollution	3%

Transportation	13%	Other Revenue	17%

Health Care	13%	Short-Term Investments & Other	2%

Water & Sewer	13%

Quality Composition[2,4]

AAA	18%	BBB	19%

AA	35%	BB	2%

A	25%	Short-Term Investments & Other	1%

1 As a percentage of net assets on 5-31-10. Excludes cash and cash equivalents.

2 As a percentage of net assets on 5-31-10.

3 Investments focused on one sector may fluctuate more widely than investments across multiple sectors. Because the Fund may focus on particular sectors, its performance may depend on the performance of those sectors.

4 Ratings are from Moody’s Investors Services, Inc. If not available, we have used S&P ratings. In the absence of ratings from these agencies, we have used Fitch, Inc ratings. “Not Rated” securities are those with no ratings available. They may have internal ratings similar to those shown. All are as of 5-31-10 and do not reflect subsequent downgrades.

Annual report | Massachusetts Tax-Free Income Fund	11

Fund’s investments

As of 5-31-10

		Maturity
	Rate	date	Par value	Value

Municipal Bonds 98.15%				$126,995,745

(Cost $121,788,146)

Guam 0.40%				515,125

Guam Government, Series A	5.750%	12-01-34	$500,000	515,125

Massachusetts 85.94%				111,202,518

Boston Housing Authority, Capital Program
Revenue (D)	5.000	04-01-27	3,255,000	3,456,322

Boston Housing Authority, Capital Program
Revenue (D)	5.000	04-01-28	2,000,000	2,111,320

Boston Housing Authority, Capital Program
Revenue (D)	4.500	04-01-26	1,000,000	1,022,500

Boston Industrial Development Financing
Authority, Harbor Electric Energy Company
Project AMT	7.375	05-15-15	130,000	130,491

Boston Water & Sewer Commission, Sewer
Revenue, Series A	5.750	11-01-13	355,000	384,682

Boston Water & Sewer Commission, Water
Revenue, Series A	5.000	11-01-30	1,000,000	1,098,450

Commonwealth of Massachusetts,
Public Improvements (D)	5.500	11-01-17	1,000,000	1,197,710

Commonwealth of Massachusetts,
Public Improvements, Series C	5.500	11-01-15	1,000,000	1,182,970

Commonwealth of Massachusetts, Series C (D)	5.500	12-01-24	2,000,000	2,436,680

Commonwealth of Massachusetts, Series E (D)	5.000	11-01-25	1,000,000	1,161,990

Freetown Lakeville Regional School District (D)	5.000	07-01-23	1,000,000	1,039,140

Holyoke Gas & Electric Department, Natural
Gas Revenue, Series A (D)	5.000	12-01-31	3,410,000	3,326,625

Massachusetts Bay Transportation Authority,
Transit Revenue, Series A	7.000	03-01-14	1,000,000	1,140,020

Massachusetts Bay Transportation Authority,
Sales Tax Revenue, Prerefunded to 7-1-10,
Series A	5.250	07-01-30	480,000	482,174

Massachusetts Bay Transportation Authority,
Sales Tax Revenue, Prerefunded to 7-1-10,
Series 2007-A	5.250	07-01-30	70,000	70,315

Massachusetts Bay Transportation Authority,
Sales Tax Revenue, Senior Series A	5.250	07-01-31	1,000,000	1,159,730

Massachusetts Bay Transportation Authority,
Sales Tax Revenue, Prerefunded to 7-1-14,
Series A	5.250	07-01-35	1,310,000	1,528,770

See notes to financial statements

12	Massachusetts Tax-Free Income Fund | Annual report

		Maturity
	Rate	date	Par value	Value
Massachusetts (continued)

Massachusetts Bay Transportation Authority,
Sales Tax Revenue, Series A	5.000%	07-01-31	$2,000,000	$2,231,300

Massachusetts Bay Transportation Authority,
Sales Tax Revenue, Series A	5.000	07-01-34	1,000,000	1,148,250

Massachusetts Bay Transportation Authority,
Sales Tax Revenue, Series A–2	Zero	07-01-26	2,500,000	1,193,400

Massachusetts Bay Transportation Authority,
Transit Revenue, Series B	5.250	07-01-33	2,500,000	2,869,400

Massachusetts Development Finance Agency,
Draper Laboratory	5.875	09-01-30	2,000,000	2,176,280

Massachusetts Development Finance Agency,
Carleton Willard Village	5.625	12-01-30	450,000	451,444

Massachusetts Development Finance Agency,
Orchard Cove	5.250	10-01-26	1,000,000	811,010

Massachusetts Development Finance Agency,
New England Conservatory of Music	5.250	07-01-38	2,000,000	1,926,020

Massachusetts Development Finance Agency,
Belmont Hill School, Prerefunded to 9-1-11	5.000	09-01-31	1,000,000	1,065,330

Massachusetts Development Finance Agency,
Dominion Energy Brayton Point AMT	5.000	02-01-36	2,000,000	1,850,260

Massachusetts Development Finance Agency,
Brandeis University, Series 0-1	5.000	10-01-40	1,000,000	1,015,600

Massachusetts Development Finance Agency,
The Groves in Lincoln, Series A	7.750	06-01-39	700,000	720,293

Massachusetts Development Finance Agency,
VOA Concord Assisted Living, Prerefunded to
10-20-11, Series A	6.900	10-20-41	1,000,000	1,132,230

Massachusetts Development Finance Agency,
Linden Ponds, Inc., Series A	5.750	11-15-35	1,500,000	1,108,425

Massachusetts Development Finance Agency,
Southeastern Massachusetts System,
Series A (D)	5.625	01-01-16	500,000	514,505

Massachusetts Development Finance Agency,
Combined Jewish Philanthropies, Series A	5.250	02-01-22	1,840,000	1,952,461

Massachusetts Development Finance Agency,
Curry College, Series A (D)	5.250	03-01-26	1,000,000	986,220

Massachusetts Development Finance Agency,
Curry College, Series A (D)	4.500	03-01-25	1,000,000	901,620

Massachusetts Development Finance Agency,
Plantation Apartments, Series A AMT	5.000	12-15-24	2,320,000	2,352,874

Massachusetts Development Finance Agency,
Ogden Haverhill Project, Series B AMT	5.500	12-01-19	1,500,000	1,409,100

Massachusetts Development Finance Agency,
Massachusetts College of Pharmacy,
Series E (D)	5.000	07-01-37	1,000,000	1,029,420

Massachusetts Health & Educational
Facilities Authority, South Shore Hospital	5.750	07-01-29	365,000	365,511

Massachusetts Health & Educational
Facilities Authority, Springfield College	5.625	10-15-40	2,000,000	2,060,840

Massachusetts Health & Educational
Facilities Authority, Tufts Unversity	5.375	08-15-38	350,000	379,816

Massachusetts Health & Educational
Facilities Authority, Partners HealthCare	5.000	07-01-22	1,000,000	1,064,570

See notes to financial statements

Annual report | Massachusetts Tax-Free Income Fund	13

		Maturity
	Rate	date	Par value	Value
Massachusetts (continued)

Massachusetts Health & Educational
Facilities Authority, Partners HealthCare,
Series J1	5.000%	07-01-34	$1,000,000	$1,024,920

Massachusetts Health & Educational Facilities
Authority, Suffolk University, Series A	6.250	07-01-30	1,000,000	1,082,020

Massachusetts Health & Educational Facilities
Authority, Harvard Pilgrim Health Care,
Series A (D)	5.000	07-01-18	1,000,000	1,000,890

Massachusetts Health & Educational Facilities
Authority, Sterling & Francine Clark, Series A	5.000	07-01-36	1,000,000	1,031,720

Massachusetts Health & Educational Facilities
Authority, Civic Investments, Prerefunded to
12-15-12, Series B (D)	9.200	12-15-31	2,000,000	2,431,580

Massachusetts Health & Educational Facilities
Authority, Wheelock College, Prerefunded to
10-1-11, Series B (D)	5.625	10-01-30	1,000,000	1,064,390

Massachusetts Health & Educational Facilities
Authority, Woods Hole Oceanographic,
Series B	5.375	06-01-30	1,000,000	1,084,160

Massachusetts Health & Educational Facilities
Authority, University of Massachusetts
Worcester Campus, Prerefunded to 10-1-11,
Series B (D)	5.250	10-01-31	1,500,000	1,594,095

Massachusetts Health & Educational Facilities
Authority, Simmons College, Prerefunded to
10-1-10, Series C (D)	6.150	10-01-29	1,000,000	1,028,990

Massachusetts Health & Educational Facilities
Authority, Partners HealthCare, Series C	5.750	07-01-32	30,000	30,696

Massachusetts Health & Educational Facilities
Authority, Partners HealthCare, Prerefunded
to 7-1-11, Series C	5.750	07-01-32	970,000	1,035,349

Massachusetts Health & Educational Facilities
Authority, Lahey Clinic Medical Center,
Series C (D)	5.000	08-15-23	1,000,000	1,018,840

Massachusetts Health & Educational Facilities
Authority, Emerson Hospital, Series E (D)	5.000	08-15-35	1,000,000	825,830

Massachusetts Health & Educational Facilities
Authority, Williams College, Series H	5.000	07-01-33	1,500,000	1,542,285

Massachusetts Health & Educational Facilities
Authority, Boston College, Series L	4.750	06-01-31	1,000,000	1,000,160

Massachusetts Housing Finance Agency,
Series A AMT (D)	5.800	07-01-30	910,000	911,147

Massachusetts Housing Finance Agency,
Series B	4.700	12-01-16	1,265,000	1,301,521

Massachusetts Industrial Finance Agency,
Aquarion Water Company AMT	6.900	12-01-29	1,210,000	1,210,194

Massachusetts Industrial Finance Agency,
Aquarion Water Company AMT	6.750	12-01-20	2,780,000	2,781,668

Massachusetts Industrial Finance Agency,
Ogden Haverhill Project, Series A AMT	5.600	12-01-19	500,000	494,815

Massachusetts Port Authority, Boston Fuel
Project AMT (D)	5.000	07-01-32	1,770,000	1,746,618

Massachusetts Port Authority, US Airways
Project, Series A AMT (D)	5.750	09-01-16	1,000,000	939,810

See notes to financial statements

14	Massachusetts Tax-Free Income Fund | Annual report

		Maturity
	Rate	date	Par value	Value
Massachusetts (continued)

Massachusetts Special Obligation, Prerefunded
to 1-1-14 (D)	5.250%	01-01-26	$1,000,000	$1,125,770

Massachusetts State College Building
Authority, College & University Revenue,
Series A	5.500	05-01-49	1,000,000	1,066,370

Massachusetts State College Building
Authority, College & University Revenue,
Series B (D)	Zero	05-01-19	1,000,000	705,940

Massachusetts State Department
of Transportation, Highway Revenue Tolls	5.000	01-01-37	1,000,000	1,015,190

Massachusetts State Turnpike Authority,
Highway Revenue Tolls, Escrowed to
Maturity, Series A (D)	5.125	01-01-23	445,000	518,096

Massachusetts State Turnpike Authority,
Highway Revenue Tolls, Series A (D)	5.125	01-01-23	4,450,000	4,452,225

Massachusetts State Turnpike Authority,
Highway Revenue Tolls, Series A (D)	5.000	01-01-37	300,000	300,015

Massachusetts State Turnpike Authority,
Highway Revenue Tolls, Series C (D)	Zero	01-01-20	1,000,000	618,060

Massachusetts Water Pollution Abatement
Trust, Government Fund/Grant Revenue	5.000	08-01-28	1,000,000	1,101,950

Massachusetts Water Pollution Abatement
Trust, Water Revenue, Series 13	5.000	08-01-28	1,000,000	1,082,520

Massachusetts Water Pollution Abatement
Trust, Water Revenue, Series 14	5.000	08-01-32	1,000,000	1,080,900

Massachusetts Water Pollution Abatement
Trust, Series 7	5.125	02-01-31	1,775,000	1,801,714

Massachusetts Water Pollution Abatement
Trust, Prerefunded to 8-1-11, Series 7	5.125	02-01-31	645,000	679,295

Massachusetts Water Pollution Abatement
Trust, Series 9	5.250	08-01-18	60,000	69,629

Massachusetts Water Resources Authority,
Water Revenue, Series A	5.000	08-01-40	1,000,000	1,066,480

Massachusetts Water Resources Authority,
Water Revenue, Series B (D)	5.250	08-01-29	2,500,000	2,886,300

Massachusetts Water Resources Authority,
Water Revenue, Series B	5.000	08-01-39	1,000,000	1,056,430

Narragansett Regional School District,
Prerefunded to 6-1-10 (D)	5.375	06-01-18	1,000,000	1,010,420

Pittsfield, City of, Prerefunded to 4-15-12 (D)	5.000	04-15-19	1,000,000	1,045,370

Plymouth County, Correctional Facility
Project (D)	5.000	04-01-22	1,000,000	1,022,970

Route 3 North Transit Improvement Associates,
Prefunded to 6-15-10 (D)	5.375	06-15-29	3,100,000	3,107,378

University of Massachusetts Building Authority,
College & University Revenue, Series 1	5.000	05-01-39	1,500,000	1,541,250

University of Massachusetts Building Authority,
College & University Revenue, Prerefunded to
11-1-10, Series A (D)	5.125	11-01-25	1,000,000	1,020,480

Puerto Rico 10.56%				13,666,962

Commonwealth of Puerto Rico, Income Tax
Revenue (D)(P)	11.364	07-01-11	700,000	768,264

Commonwealth of Puerto Rico, Series B	5.750	07-01-38	1,000,000	1,040,860

See notes to financial statements

Annual report | Massachusetts Tax-Free Income Fund	15

		Maturity
	Rate	date	Par value	Value
Puerto Rico (continued)

Puerto Rico Aqueduct & Sewer Authority,
Water Revenue (D)(P)	11.364%	07-01-11	$2,000,000	$2,245,120

Puerto Rico Aqueduct & Sewer Authority,
Water Revenue, Series A
(Zero Coupon Steps up to 6.125% on 7-1-11)	Zero	07-01-24	1,750,000	1,764,017

Puerto Rico Highway & Transportation
Authority, Highway Revenue Tolls, Series
AA (D)	5.500	07-01-19	2,000,000	2,164,080

Puerto Rico Highway & Transportation
Authority, Fuel Sales Tax Revenue, Series Y	6.250	07-01-14	45,000	50,648

Puerto Rico Highway & Transportation
Authority, Fuel Sales Tax Revenue, Escrowed
to Maturity, Series Y	6.250	07-01-14	955,000	1,142,763

Puerto Rico Housing Finance Authority	5.125	12-01-27	1,000,000	1,007,880

Puerto Rico Sales Tax Financing Authority, Sales
Tax Revenue, Series A
(Zero Coupon Steps up to 6.750% on 8-1-16)	Zero	08-01-32	3,000,000	2,439,960

Puerto Rico Sales Tax Financing Corp., Sales Tax
Revenue, Series A	5.500	08-01-42	1,000,000	1,043,370

Virgin Islands 1.25%				1,611,140

Virgin Islands Public Finance Authority, Series A	6.750	10-01-37	1,000,000	1,113,460

Virgin Islands Public Finance Authority,
Series A–1	5.000	10-01-39	500,000	497,680

			Par value	Value
Short-Term Investments 0.16%				$213,000

(Cost $213,000)

Repurchase Agreement 0.16%				213,000

Repurchase Agreement with State Street Corp. dated 5-28-10 at 0.010%
to be repurchased at $213,000 on 6-1-10, collateralized by $220,000
Federal Home Loan Mortgage Corp., 2.000% due 6-15-12 (valued
at $222,200).			$213,000	213,000

Total investments (Cost $122,001,146)† 98.31%				$127,208,745

Other assets and liabilities, net 1.69%				$2,187,404

Total net assets 100.00%				$129,396,149

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to the Fund.

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

(D) Bond is insured by one of these companies:

Insurance coverage	As a % of total investments

ACA Financial Guaranty Corp.	1.48%
Ambac Financial Group, Inc.	5.95%
Assured Guaranty Ltd.	9.99%
Financial Guaranty Insurance Company	2.55%
National Public Finance Guarantee Corp.	19.94%
Radian Asset Assurance, Inc.	0.65%
XL Capital Assurance, Inc.	0.55%

See notes to financial statements

16	Massachusetts Tax-Free Income Fund | Annual report

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

† At 5-31-10, the aggregate cost of investment securities for federal income tax purposes was $121,717,314. Net unrealized appreciation aggregated $5,491,431, of which $6,624,988 related to appreciated investment securities and $1,133,557 related to depreciated investment securities.

The portfolio had the following sector composition as a percentage of total net assets on 5-31-10:

General Obligation Bonds	8%
Revenue Bonds
Education	15%
Transportation	13%
Health Care	13%
Water & Sewer	13%
Housing	10%
Utilities	6%
Pollution	3%
Other Revenue	17%
Short-Term Investments & Other	2%

See notes to financial statements

Annual report | Massachusetts Tax-Free Income Fund	17

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 5-31-10

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $122,001,146)	$127,208,745
Cash	933
Receivable for fund shares sold	271,613
Interest receivable	2,157,404
Other receivables and prepaid assets	16,806

Total assets	129,655,501

Liabilities

Payable for fund shares repurchased	48,070
Distributions payable	140,064
Payable to affiliates
Accounting and legal services fees	1,568
Transfer agent fees	5,130
Distribution and service fees	15,650
Trustees’ fees	4,670
Other liabilities and accrued expenses	44,200

Total liabilities	259,352

Net assets

Capital paid-in	$124,103,243
Undistributed net investment income	15,149
Accumulated net realized gain on investments	70,158
Net unrealized appreciation (depreciation) on investments	5,207,599

Net assets	$129,396,149

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($105,445,514 ÷ 8,416,100 shares)	$12.53
Class B ($5,251,639 ÷ 419,223 shares)[1]	$12.53
Class C ($18,698,996 ÷ 1,492,535 shares)[1]	$12.53

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$13.12

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements

18	Massachusetts Tax-Free Income Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 5-31-10

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$6,245,146

Expenses

Investment management fees (Note 4)	625,798
Distribution and service fees (Note 4)	536,499
Accounting and legal services fees (Note 4)	21,472
Transfer agent fees (Note 4)	73,188
Trustees’ fees (Note 4)	10,211
State registration fees	8,385
Printing and postage fees	17,243
Professional fees	65,664
Custodian fees	28,446
Registration and filing fees	19,292
Other	5,256

Total expenses	1,411,454
Less expense reductions (Note 4)	(1,906)

Net expenses	1,409,548

Net investment income	4,835,598

Realized and unrealized gain (loss)

Net realized loss on investments	(213,753)
Change in net unrealized appreciation (depreciation) of investments	4,900,786

Net realized and unrealized gain	4,687,033

Increase in net assets from operations	$9,522,631

See notes to financial statements

Annual report | Massachusetts Tax-Free Income Fund	19

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last three periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period	Year
	ended	ended	ended
	5-31-10	5-31-09[1]	8-31-08

Increase (decrease) in net assets

From operations
Net investment income	$4,835,598	$3,560,177	$4,319,087
Net realized gain (loss)	(213,753)	271,658	54,090
Change in net unrealized
appreciation (depreciation)	4,900,786	(2,550,725)	(761,375)

Increase in net assets resulting
from operations	9,522,631	1,281,110	3,611,802

Distributions to shareholders
From net investment income
Class A	(4,038,882)	(2,966,287)	(3,530,398)
Class B	(199,826)	(220,290)	(365,306)
Class C	(556,622)	(337,360)	(365,433)
From net realized gain
Class A	(286,088)	(39,269)	(145,816)
Class B	(16,918)	(3,504)	(20,811)
Class C	(48,998)	(5,057)	(18,468)

Total distributions	(5,147,334)	(3,571,767)	(4,446,232)

From Fund share transactions (Note 5)	8,534,562	(547,233)	17,294,873

Total increase (decrease)	12,909,859	(2,837,890)	16,460,443

Net assets

Beginning of year	116,486,290	119,324,180	102,863,737

End of year	$129,396,149	$116,486,290	$119,324,180

Undistributed net investment income	$15,149	$6,190	$7,533

1 For the nine-month period ended 5-31-09, the Fund changed its fiscal year end from August 31 to May 31.

See notes to financial statements

20	Massachusetts Tax-Free Income Fund | Annual report

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	5-31-10	5-31-09[1]	8-31-08	8-31-07	8-31-06	8-31-05

Per share operating performance

Net asset value, beginning of year	$12.10	$12.28	$12.37	$12.64	$12.87	$12.75
Net investment income[2]	0.49	0.38	0.51	0.53	0.53	0.54
Net realized and unrealized gain (loss)
on investments	0.46	(0.17)	(0.08)	(0.27)	(0.24)	0.11
Total from investment operations	0.95	0.21	0.43	0.26	0.29	0.65
Less distributions
From net investment income	(0.49)	(0.39)	(0.50)	(0.52)	(0.52)	(0.53)
From net realized gain	(0.03)	—[3]	(0.02)	(0.01)	—[3]	—
Total distributions	(0.52)	(0.39)	(0.52)	(0.53)	(0.52)	(0.53)
Net asset value, end of year	$12.53	$12.10	$12.28	$12.37	$12.64	$12.87
Total return (%)[4]	8.04[6]	1.84[5]	3.55[6]	2.02[6]	2.38[6]	5.21

Ratios and supplemental data

Net assets, end of year (in millions)	$105	$95	$97	$80	$78	$76
Ratios (as a percentage of average net assets):
Expenses before reductions	1.00	1.09[7,8]	0.98	0.98	0.99	1.04
Expenses net of fee waivers	1.00	1.09[7,8]	0.98	0.98	0.99	1.04
Expenses net of fee waivers and credits	1.00	1.09[7,8]	0.97	0.98	0.99	1.04
Net investment income	4.00	4.39[8]	4.08	4.16	4.19	4.20
Portfolio turnover (%)	10	17	22	25	15	26

1 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.

2 Based on the average daily shares outstanding.

3 Less than $0.005 per share.

4 Assumes dividend reinvestment (if applicable).

5 Not annualized.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.

8 Annualized.

See notes to financial statements

Annual report | Massachusetts Tax-Free Income Fund	21

CLASS B SHARES Period ended	5-31-10	5-31-09[1]	8-31-08	8-31-07	8-31-06	8-31-05

Per share operating performance

Net asset value, beginning of year	$12.09	$12.28	$12.37	$12.64	$12.87	$12.75
Net investment income[2]	0.41	0.32	0.42	0.44	0.44	0.45
Net realized and unrealized gain (loss)
on investments	0.46	(0.19)	(0.08)	(0.27)	(0.24)	0.11
Total from investment operations	0.87	0.13	0.34	0.17	0.20	0.56
Less distributions
From net investment income	(0.40)	(0.32)	(0.41)	(0.43)	(0.43)	(0.44)
From net realized gain	(0.03)	—[3]	(0.02)	(0.01)	—[3]	—
Total distributions	(0.43)	(0.32)	(0.43)	(0.44)	(0.43)	(0.44)
Net asset value, end of year	$12.53	$12.09	$12.28	$12.37	$12.64	$12.87
Total return (%)[4]	7.37[6]	1.22[5]	2.83[6]	1.31[6]	1.67[6]	4.48

Ratios and supplemental data

Net assets, end of year (in millions)	$5	$7	$10	$12	$17	$20
Ratios (as a percentage of average net assets):
Expenses before reductions	1.70	1.79[7,8]	1.68	1.68	1.69	1.74
Expenses net of fee waivers	1.70	1.79[7,8]	1.68	1.68	1.69	1.74
Expenses net of fee waivers and credits	1.70	1.79[7,8]	1.67	1.68	1.69	1.74
Net investment income	3.29	3.69[8]	3.39	3.46	3.49	3.50
Portfolio turnover (%)	10	17	22	25	15	26

1 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.

2 Based on the average daily shares outstanding.

3 Less than $0.005 per share.

4 Assumes dividend reinvestment (if applicable).

5 Not annualized.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.

8 Annualized.

CLASS C SHARES Period ended	5-31-10	5-31-09[1]	8-31-08	8-31-07	8-31-06	8-31-05

Per share operating performance

Net asset value, beginning of year	$12.10	$12.28	$12.37	$12.64	$12.87	$12.75
Net investment income[2]	0.41	0.32	0.42	0.44	0.44	0.45
Net realized and unrealized gain (loss)
on investments	0.45	(0.18)	(0.08)	(0.27)	(0.24)	0.11
Total from investment operations	0.86	0.14	0.34	0.17	0.20	0.56
Less distributions
From net investment income	(0.40)	(0.32)	(0.41)	(0.43)	(0.43)	(0.44)
From net realized gain	(0.03)	—[3]	(0.02)	(0.01)	—[3]	—
Total distributions	(0.43)	(0.32)	(0.43)	(0.44)	(0.43)	(0.44)
Net asset value, end of year	$12.53	$12.10	$12.28	$12.37	$12.64	$12.87
Total return (%)[4]	7.29[6]	1.31[5]	2.83[6]	1.31[6]	1.67[6]	4.48

Ratios and supplemental data

Net assets, end of year (in millions)	$19	$14	$12	$10	$11	$8
Ratios (as a percentage of average net assets):
Expenses before reductions	1.70	1.79[7,8]	1.68	1.68	1.69	1.74
Expenses net of fee waivers	1.70	1.79[7,8]	1.68	1.68	1.69	1.74
Expenses net of fee waivers and credits	1.70	1.79[7,8]	1.67	1.68	1.69	1.74
Net investment income	3.30	3.67[8]	3.38	3.46	3.48	3.49
Portfolio turnover (%)	10	17	22	25	15	26

1 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.

2 Based on the average daily shares outstanding.

3 Less than $0.005 per share.

4 Assumes dividend reinvestment (if applicable).

5 Not annualized.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.

8 Annualized.

See notes to financial statements

22	Massachusetts Tax-Free Income Fund | Annual report

Notes to financial statements

Note 1 — Organization

John Hancock Massachusetts Tax-Free Income Fund (the Fund) is a non-diversified series of John Hancock Tax-Exempt Series Fund (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek a high level of current income, consistent with preservation of capital, that is exempt from federal and Massachusetts personal income taxes.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2010, all investments are categorized as Level 2 under the hierarchy described above. During the year ended May 31, 2010, there were no significant transfers in or out of Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Annual report | Massachusetts Tax-Free Income Fund	23

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with the custodian which enables them to participate in a $100 million unsecured committed line of credit. Prior to March 31, 2010, the amount of the line of credit was $150 million. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis based on their relative average net assets. For the year ended May 31, 2010, the Fund had no significant borrowings under the line of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the Fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $213,674 available to offset future net realized capital gains which expires on May 31, 2018.

As of May 31, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

24	Massachusetts Tax-Free Income Fund | Annual report

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually. The tax character of distributions for the year ended May 31, 2010, the nine-month period ended May 31, 2009 and for the year ended August 31, 2008 were as follows:

	MAY 31, 2010	MAY 31, 2009	AUGUST 31, 2008

Ordinary Income	$438	$36,988	$27,894
Exempt Interest	$4,794,927	$3,486,949	$4,233,243
Long-Term Capital Gain	$351,969	$47,830	$185,095

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class. As of May 31, 2010, the components of distributable earnings on a tax basis included $158,586 of undistributed exempt interest.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Permanent book-tax differences are primarily attributable to amortization and accretion on debt securities.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.50% of the first $250,000,000 of the Fund’s average daily net asset value, (b) 0.45% of the next $250,000,000, (c) 0.425% of the next $500,000,000, (d) 0.40% of the next $250,000,000 and (e) 0.30% of the Fund’s average daily net asset value in excess of $1,250,000,000. Prior to July 1, 2009, the Fund paid this fee monthly. The Adviser has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, an indirect owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the year ended May 31, 2010 were equivalent to an annual effective rate of 0.50% of the Fund’s average daily net assets.

Annual report | Massachusetts Tax-Free Income Fund	25

The Adviser has voluntarily waived certain other expenses. Accordingly, these expense reductions amounted to $605, $34 and $105 for Class A, Class B and Class C shares, respectively, for the year ended May 31, 2010.

Accounting and legal services. Pursuant to the Service Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense wasincurred. The accounting and legal services fees incurred for the year ended May 31, 2010, amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under this arrangement, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

Class	12b-1 Fee

Class A	0.30%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $187,330 for the year ended May 31, 2010. Of this amount, $23,876 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $159,170 was paid as sales commissions to broker-dealers and $4,284 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2010, CDSCs received by the Distributor amounted to $2,445 and $744 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.01% for all classes, based on each class’s average daily net assets.

• The Fund pays a monthly fee based on an annual rate of $17.50 per shareholder account for all classes.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

26	Massachusetts Tax-Free Income Fund | Annual report

Effective July 1, 2010, the transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost). The Signature Services Cost is comprised of a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for services provided to their clients who invest in one or more John Hancock funds. Signature Services Cost is calculated monthly and allocated to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, Signature Services Cost is allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Certain investor accounts that maintain small balances are charged an annual small accounts fee by Signature Services. The amounts related to these fees are credited by Signature Services to the Fund. For the year ended May 31, 2010, these fees amounted to $944, $63 and $155 for Class A, Class B and Class C shares, respectively.

Class level expenses for the year ended May 31, 2010 were:

	Distribution and	Transfer
Class	service fees	agent fees

Class A	$305,067	$59,658
Class B	$61,294	$3,842
Class C	$170,138	$9,688
Total	$536,499	$73,188

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included in the accompanying Statement of Assets and Liabilities.

Note 5 — Fund share transactions

Transactions in Fund shares for the year ended May 31, 2010, for the nine-month period ended May 31, 2009 and for the year ended August 31, 2008 were as follows:

	Year ended 5-31-10		Period ended 5-31-09[1]		Year ended 8-31-08
	Shares	Amount	Shares	Amount	Shares	Amount
Class A shares

Sold	1,775,954	$21,904,209	1,165,885	$13,673,023	2,219,649	$27,487,293
Distributions
reinvested	235,299	2,911,774	164,304	1,918,925	196,397	2,425,793
Repurchased	(1,473,907)	(18,243,926)	(1,376,183)	(15,740,982)	(955,292)	(11,857,448)

Net increase
(decrease)	537,346	$6,572,057	(45,994)	($149,034)	1,460,754	$18,055,638

Class B shares

Sold	44,276	$547,185	30,356	$359,222	46,318	$571,989
Distributions
reinvested	9,519	117,621	11,140	129,746	18,462	228,233
Repurchased	(233,297)	(2,880,348)	(244,117)	(2,835,812)	(271,739)	(3,381,097)

Net decrease	(179,502)	($2,215,542)	(202,621)	($2,346,844)	(206,959)	($2,580,875)

Annual report | Massachusetts Tax-Free Income Fund	27

	Year ended 5-31-10		Period ended 5-31-09[1]		Year ended 8-31-08

	Shares	Amount	Shares	Amount	Shares	Amount
Class C shares

Sold	565,402	$6,967,950	271,489	$3,213,587	272,222	$3,366,433
Distributions
reinvested	30,789	381,337	18,700	218,103	20,820	257,178
Repurchased	(256,168)	(3,171,240)	(129,730)	(1,483,045)	(145,385)	(1,803,501)

Net increase	340,023	$4,178,047	160,459	$1,948,645	147,657	$1,820,110

Net increase
(decrease)	697,867	$8,534,562	(88,156)	($547,233)	1,401,452	$17,294,873

1 For the nine-month period ended May 31, 2009, the Fund changed its fiscal year end from August 31 to May 31.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $27,321,726 and $19,356,477, respectively for the year ended May 31, 2010. These amounts include purchases and sales of variable rate demand notes, which amounted to $6,285,000 and $7,785,000, respectively. Other short-term securities are excluded from these amounts.

28	Massachusetts Tax-Free Income Fund | Annual report

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Tax-Exempt Series Fund and Shareholders of
John Hancock Massachusetts Tax-Free Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Massachusetts Tax-Free Income Fund (the “Fund”) at May 31, 2010, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2010 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 16, 2010

Annual report | Massachusetts Tax-Free Income Fund	29

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable period ended May 31, 2010.

The Fund has designated distributions to shareholders of $351,969 as a long-term capital gain dividend.

The Fund designates 99.99% of dividends from net investment income as exempt-interest dividends. The percentage of dividends subject to the alternative minimum tax is 12.59%.

For specific information on exception provisions in your state, consult your local state tax office or your tax adviser. Shareholders will be mailed a 2010 U.S. Treasury Department Form 1099-DIV in January 2011. This will reflect the total of all distributions that are taxable for calendar year 2010.

30	Massachusetts Tax-Free Income Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Patti McGill Peterson, Born: 1943	2006	47

Chairperson (since December 2008); Principal, PMP Globalinc (consulting) (since 2007); Senior
Associate, Institute for Higher Education Policy (since 2007); Executive Director, CIES (international education agency) (until 2007); Vice President, Institute of International Education (until 2007); Senior
Fellow, Cornell University Institute of Public Affairs, Cornell University (1997–1998); Former President
Wells College, St. Lawrence University and the Association of Colleges and Universities of the State
of New York. Director of the following: Niagara Mohawk Power Corporation (until 2003); Security
Mutual Life (insurance) (until 1997); ONBANK (until 1993). Trustee of the following: Board of Visitors,
The University of Wisconsin, Madison (since 2007); Ford Foundation, International Fellowships Program
(until 2007); UNCF, International Development Partnerships (until 2005); Roth Endowment (since 2002);
Council for International Educational Exchange (since 2003).

James F. Carlin, Born: 1940	2006	47

Chief Executive Officer, Director and Treasurer, Alpha Analytical Laboratories (environmental, chemicaland pharmaceutical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin
Insurance Agency, Inc. (since 1995); Chairman and Chief Executive Officer, Carlin Consolidated, Inc.
(management/investments) (since 1987).

William H. Cunningham, Born: 1944	2006	47

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009); Lincoln National Corporation (insurance) (Chairman since 2009 and Director since 2006);
Resolute Energy Corporation (since 2009); Nanomedical Systems, Inc. (biotechnology company)
(Chairman since 2008); Yorktown Technologies, LP (tropical fish) (Chairman since 2007); Greater Austin
Crime Commission (since 2001); Southwest Airlines (since 2000); former Director of the following:
Introgen (manufacturer of biopharmaceuticals) (until 2008); Hicks Acquisition Company I, Inc. (until
2007); Jefferson-Pilot Corporation (diversified life insurance company) (until 2006); and former Advisory
Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Deborah C. Jackson,[2] Born: 1952	2008	47

Chief Executive Officer, American Red Cross of Massachusetts Bay (since 2002); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation
(since 2001); Board of Directors of American Student Association Corp. (since 1996); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (since 2007).

Annual report | Massachusetts Tax-Free Income Fund	31

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Charles L. Ladner, Born: 1938	2006	47

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (since 2008); Director, Philadelphia
Archdiocesan Educational Fund (since 2009); Senior Vice President and Chief Financial Officer, UGI
Corporation (public utility holding company) (retired 1998); Vice President and Director for AmeriGas,
Inc. (retired 1998); Director of AmeriGas Partners, L.P. (gas distribution) (until 1997); Director,
EnergyNorth, Inc. (until 1995); Director, Parks and History Association (Cooperating Association,
National Park Service) (until 2005).

Stanley Martin,[2] Born: 1947	2008	47

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation & Republic National Bank of New York (1998–2000);
Partner, KPMG LLP (1971–1998).

Dr. John A. Moore, Born: 1939	2006	47

President and Chief Executive Officer, Institute for Evaluating Health Risks, (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former
Assistant Administrator & Deputy Administrator, Environmental Protection Agency; Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Steven R. Pruchansky,[2] Born: 1944	2006	47

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (since 2008); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Gregory A. Russo, Born: 1949	2008	47

Vice Chairman, Risk & Regulatory Matters, KPMG LLP (“KPMG”) (2002–2006); Vice Chairman, Industrial
Markets, KPMG (1998–2002).

Non-Independent Trustees[3]

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

James R. Boyle, Born: 1959	2005	244

Senior Executive Vice President, U.S. Division, Manulife Financial Corporation (since 2009), Executive
Vice President (1999–2009); President, John Hancock Financial Services; Chairman and Director,
John Hancock Advisers, LLC and John Hancock Funds, LLC (2005–2010) and Chairman and Director,
John Hancock Investment Management Services, LLC (2006–2010); Trustee of John Hancock Trust
(since 2005), John Hancock Funds II (since 2005), and the John Hancock retail funds (since 2005).

32	Massachusetts Tax-Free Income Fund | Annual report

Non-Independent Trustees[3] (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

John G. Vrysen, Born: 1955	2009	47

Senior Vice President, Strategic Initiatives, Manulife Financial Corporation (since 2006), Vice
President (until 2006), Manulife Financial Corporation; Director, Executive Vice President and Chief
Operating Officer, John Hancock Advisers, LLC, John Hancock Investment Management Services,
LLC and John Hancock Funds, LLC (since 2005, including other positions); Chief Operating Officer,
John Hancock Funds II and John Hancock Trust (since 2007); Chief Operating Officer, John Hancock retail funds (2007–2009).

Principal officers who are not Trustees

Name, Year of Birth		Officer
Position(s) held with Fund		of the
Principal occupation(s) and other		Trust
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC and John Hancock Funds, LLC (since 2005); Director,
MFC Global Investment Management (U.S.), LLC (since 2005); Director, John Hancock Investment
Management Services, LLC (since 2006); Director, Chairman and President and Chief Executive Officer,
John Hancock retail funds (since 2005); President, NM Capital Management, Inc. (since 2005); Member and former Chairman, Investment Company Institute Sales Force Marketing Committee (since 2003).

Andrew G. Arnott, Born: 1971		2009

Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005, including prior positions); Executive Vice President,
John Hancock Investment Management Services, LLC (since 2006, including prior positions); Executive
Vice President, John Hancock Funds, LLC (since 2004, including prior positions); Chief Operating Officer,
John Hancock retail funds (since 2009) and Vice President (2007–2009); Vice President, John Hancock
Funds II and John Hancock Trust (since 2006); Senior Vice President, Product Management and
Development for John Hancock Funds, LLC (2005–2009); Vice President and Director, Marketing and
Product Management, John Hancock Funds, LLC (1998–2005).

Thomas M. Kinzler, Born: 1955		2006

Secretary and Chief Legal Officer
Secretary and Chief Legal Officer, John Hancock retail funds, John Hancock Funds II, and
John Hancock Trust (since 2006); Secretary and Chief Legal Counsel, John Hancock Advisers, LLC,
John Hancock Investment Management Services, LLC and John Hancock Funds, LLC (since 2007, including prior positions); Vice President and Associate General Counsel, Massachusetts Mutual Life
Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML Series Investment Fund
(2000–2006); Secretary and Chief Legal Counsel, MassMutual Select Funds and MassMutual Premier
Funds (2004–2006).

Annual report | Massachusetts Tax-Free Income Fund	33

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Chief Compliance Officer (since 2008), Vice President and Chief Compliance Officer (2005–2008),
John Hancock retail funds, John Hancock Funds II, and John Hancock Trust; Chief Compliance Officer,
John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008);
Vice President and Chief Compliance Officer, John Hancock Advisers, LLC, John Hancock Investment
Management Services, LLC and MFC Global Investment Management (U.S.), LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management
Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds, John Hancock Funds II and
John Hancock Trust (since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (2005–2007); Vice President, Goldman Sachs (2005–2007); Managing Director
and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005).

Michael J. Leary, Born: 1965	2007

Treasurer
Treasurer for John Hancock retail funds, John Hancock Funds II and John Hancock Trust (since 2009);
Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC
(since 2007); Assistant Treasurer, John Hancock retail funds, John Hancock Funds II and John Hancock
Trust (2007–2009); Vice President and Director of Fund Administration, JP Morgan (2004–2007).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291 or by visiting our Web site www.jhfunds.com.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Non-Independent Trustees hold positions with the Fund’s investment adviser, underwriter and certain other affiliates.

34	Massachusetts Tax-Free Income Fund | Annual report

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Advisers, LLC
James R. Boyle†
James F. Carlin	Subadviser
William H. Cunningham	MFC Global Investment
Deborah C. Jackson*	Management (U.S.), LLC
Charles L. Ladner
Stanley Martin*	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky*
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott	K&L Gates LLP
Chief Operating Officer
Independent registered
Thomas M. Kinzler	public accounting firm
Secretary and Chief Legal Officer	PricewaterhouseCoopers LLP

Francis V. Knox, Jr.	The report is certified under the Sarbanes-Oxley
Chief Compliance Officer	Act, which requires mutual funds and other public
companies to affirm that, to the best of their
Charles A. Rizzo	knowledge, the information in their financial reports
Chief Financial Officer	is fairly and accurately stated in all material respects.

Michael J. Leary
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Annual report | Massachusetts Tax-Free Income Fund	35

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Massachusetts Tax-Free Income Fund.	7700A 5/10
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	7/10

ITEM 2. CODE OF ETHICS.

As of the end of the period, May 31, 2010, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Stanley Martin is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees
The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $50,912 for the fiscal year ended May 31, 2010 (allocated as follows: John Hancock Massachusetts Tax-Free Income Fund - $25,456 and John Hancock New York Tax-Free Income Fund - $25,456) and $53,416 for the fiscal year ended May 31, 2009 (allocated as follows: John Hancock Massachusetts Tax-Free Income Fund - $26,708 and John Hancock New York Tax-Free Income Fund - $26,708). These fees were billed to the registrant and were approved by the registrant’s audit committee.

(b) Audit-Related Services
Audit-related services fees amounted to $2,368 for the fiscal year ended May 31, 2010 (allocated as follows: John Hancock Massachusetts Tax-Free Income Fund - $1,184 and John Hancock New York Tax-Free Income Fund - $1,184) and there were no audit-related fees during the fiscal year ended May 31, 2009 billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates").

(c) Tax Fees
The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning (“tax fees”) amounted to $5,282 for the fiscal year ended May 31, 2010 (allocated as follows: John Hancock Massachusetts Tax-Free Income Fund – $2,641 and John Hancock New York Tax-Free Income Fund - $2,641) and $4,272 for the fiscal year ended May 31, 2009 (allocated as follows: John Hancock Massachusetts Tax-Free Income Fund - $2,136 and John Hancock New York Tax-Free Income Fund - $2,136). The nature of the services comprising the tax fees was the review of the registrant’s income tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee. There were no tax fees billed to the control affiliates.

(d) All Other Fees
All other fees amounted to $150 for the fiscal year ended May 31, 2010 (allocated as follows: John Hancock Massachusetts Tax-Free Income Fund - $75 and John Hancock New York Tax-Free Income Fund - $75) and there were no other fees during the fiscal year ended May 31, 2009 billed to the registrant or to the control affiliates.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:
There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant, for the fiscal year ended May 31, 2010, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $5,216,489 for the fiscal year ended May 31, 2010 and $8,870,017 for the fiscal year ended May 31, 2009.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Stanley Martin - Chairman
Steven R. Pruchansky
Deborah C. Jackson

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Exempt Series Fund

By: /s/ Keith F. Hartstein
     --------------------------------
     Keith F. Hartstein
     President and Chief Executive Officer

Date: July 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
     --------------------------------
     Keith F. Hartstein
     President and
     Chief Executive Officer

Date: July 23, 2010

By: /s/ Charles A. Rizzo
     --------------------------------
     Charles A. Rizzo
     Chief Financial Officer

Date: July 23, 2010